Investments (Allowance for Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for Loan and Lease Losses [Roll Forward]
Balance, beginning of year	$ 246	$ 440	$ 165
Cumulative effect of adoption of ASU 2016-13			204
Addition to (release of) allowance for expected losses	162	(194)	71
Total ending balance	408	246	440
Commercial mortgage loans
Allowance for Loan and Lease Losses [Roll Forward]
Balance, beginning of year	246	440	164
Cumulative effect of adoption of ASU 2016-13			204
Addition to (release of) allowance for expected losses	159	(194)	72
Total ending balance	405	246	440
Agricultural property loans
Allowance for Loan and Lease Losses [Roll Forward]
Balance, beginning of year	0	0	1
Cumulative effect of adoption of ASU 2016-13			0
Addition to (release of) allowance for expected losses	3	0	(1)
Total ending balance	$ 3	$ 0	$ 0